Annual Total Returns- PIMCO Dynamic Bond Portfolio (Administrative Class) [BarChart] - Administrative Class - PIMCO Dynamic Bond Portfolio - Administrative	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.75%	(1.12%)	3.04%	(1.68%)	4.73%	5.01%	1.03%	4.93%	4.81%